Cash and cash equivalents - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure Of Cash And Cash Equivalents [Line Items]
Notice accounts	€ 12,707		€ 44,239
Effect of movements in exchange rates on cash held	(1,785)	€ 1,770
United States of America, Dollars
Disclosure Of Cash And Cash Equivalents [Line Items]
Effect of movements in exchange rates on cash held	€ (1,083)		€ 2,035